Income Taxes - Components of Deferred Income Tax Assets and (Liabilities) (Detail) (USD $) In Thousands, unless otherwise specified	Feb. 24, 2013	Feb. 26, 2012
DEFERRED INCOME TAX ASSETS
Depreciation and amortization	$ 1,779	$ 2,086
Inventory/other reserves	5,880	4,610
Intangibles	765	918
Net operating loss carryforwards	14,144	13,561
Capital loss carryforwards	661	665
Stock-based compensation	2,060	2,062
Original issue discount	5,363	5,373
Disallowed interest	10,728	8,708
Embedded derivatives	2,403	2,799
Other	603	532
Total gross deferred income tax assets	44,386	41,314
Deferred income tax asset valuation allowance	(27,447)	(22,918)
Total net deferred income tax assets	16,939	18,396
DEFERRED INCOME TAX LIABILITIES
Prepaid expenses	(37)	(30)
Cancellation of debt income	(5,363)	(5,373)
Accrued royalties		(1,035)
Restructuring lease income	(551)
Total deferred income tax liabilities	(5,951)	(6,438)
Total net deferred income tax assets	$ 10,988	$ 11,958